Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019	[2]	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 839,836	€ 1,299,319		€ 864,772	[1]
Current financial assets	163,385,620	195,295,793		31,680,471
Current investments	6,639,630	57,191,545		239,379
Other current financial assets	7,269,236	57,673,658		358,324	[1]
Cash and cash equivalents	119,875,344	113,865,299	€ 26,558,080	22,338,021	[1],[2]	€ 6,447,332		€ 2,286,852
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	70,000	565,873		474,174
Current financial assets	162,756,014	194,813,680		31,561,526
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	34,288,327	22,527,376		7,872,189
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	84,904	6,922		516,834
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	0	2,222		119,538
Loans granted to Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	70,000	565,873		474,174
Current financial assets	1,330,499	685,048
Receivables from Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	537,310	535,268		475,565
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	70,000	565,873		474,174
Current financial assets	36,241,040	23,756,836		8,984,126
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	6,639,630	57,191,545		239,379
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	6,639,630	57,191,545		239,379
Cash And Cash Equivalents [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	€ 119,875,344	€ 113,865,299		€ 22,338,021

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.